U.S. Securities and Exchange Commission

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24F-2

1.  Name and Address of Issuer:

Pennsylvania Avenue Funds

4201 Massachusetts Avenue NW 8037C

Washington, DC 20016

2.  The name of each series or class or securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X] (all series)

3.  Investment Company Act File Number: 811-21253

Securities Act File Number: 333-101384

4.  Last day of fiscal year for which this Form is filed: December 31, 2005

5.  Calculation of registration fee:

(i)  Aggregate sales price of securities sold during

     the fiscal year pursuant to section 24(f):

$261,161

(ii)  Aggregate price of securities redeemed or repurchased during the fiscal year

$ 10,774

(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ -0-

(iv)  Total available redemption credits:

$ 10,774

(v)  Net sales-if Item 5(i) is greater than Item 5(iv):

$250,387

(vi)  Redemption credits available for use in future years:

$ (-0-)

(vii)  Multiplier for determining registration fee:

x 0.000117700

(viii)  Registration fee due (5(v) multiplied by 5(vii)):

$29.47

6.  Prepaid Shares:

7.  Interest due--if this Form is being filed more than 90

days after the end of the issuer's fiscal year:

$0

8.  Total of registration fee due plus any interest due:

$29.47

9.  Date the registration fee was sent to the Commission's lockbox depository:

3/29/06

(CIK number 0001199131)

Method of Delivery:   [ X ] Wire Transfer

[ ] Mail

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ THOMAS KIRCHNER

Thomas Kirchner, President

Date March 29, 2006